Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization [Abstract]
ORGANIZATION
1.    ORGANIZATION

Car Charging Group Inc. (“CCGI”) was incorporated on October 3, 2006 under the laws of the State of Nevada as New Image Concepts, Inc.  On November 20, 2009, New Image Concepts, Inc. changed its name to Car Charging Group, Inc.

Car Charging, Inc., was incorporated as a Delaware corporation on September 3, 2009.  Car Charging Inc. was created to develop electric charging service facilities for the electric vehicle (EV) automobile market.  Pursuant to its business plan, Car Charging Inc. (or its affiliates) acquires and installs EV charging stations, and shares servicing fees received from customers that use the charging stations with the property owner(s), on a property by property basis.   Additionally, the Company sells hardware to others.  Car Charging, Inc., therefore, enters into individual arrangements for this purpose with various property owners, which may include cities, counties, garage operators, hospitals, multi-family properties, shopping-malls and facility owner/operators.

During February 2011, the Shareholders and Board of Directors authorized a decrease of issued and outstanding common stock, in the form of a reverse stock-split, on a one-for-fifty (1:50) basis (the “Reverse Stock-Split”).  There was no change to the authorized amount of shares or to the par value. All share and per share amounts included in the consolidated financial statements have been retroactively adjusted to reflect the effects of the Reverse Stock-Split.

Merger

On December 7, 2009, CCGI entered into a Share Exchange Agreement (the “Agreement”) among CCGI and Car Charging, Inc. (“CCI”)

Pursuant to the terms of the Agreement, CCGI agreed to issue an aggregate of 10,000,000 restricted shares of CCGI's common stock and 10,000,000 shares of its Series A Convertible Preferred Stock to the CCI Shareholders in exchange for all of the issued and outstanding shares of CCI.

The merger was accounted for as a reverse acquisition and recapitalization. CCI is the acquirer for accounting purposes and CCGI is the issuer. Accordingly, CCGI’s historical financial statements for periods prior to the acquisition become those of the acquirer retroactively restated for the equivalent number of shares issued in the merger. Operations prior to the merger are those of CCI.  From inception on September 3, 2009 until the merger date, December 7, 2009, CCI had minimal operations with no revenues. Earnings per share for the period prior to the merger are restated to reflect the equivalent number of shares outstanding.

ACQUISITIONS

The consolidated financial statements consist of CCGI and its wholly-owned subsidiaries, including Beam Charging LLC, EV Pass LLC and 350Green LLC. Beam Charging LLC was acquired on February 26, 2013, EV Pass LLC was acquired on April 3, 2013 and 350Green LLC was acquired on April 22, 2013. Accordingly, the operating results of these businesses are included from their respective acquisition dates. They are collectively referred to herein as the “Company” or “Car Charging.” All intercompany transactions and balances have been eliminated in consolidation.

1.        ORGANIZATION

Car Charging Group Inc. (“CCGI”) was incorporated on October 3, 2006 under the laws of the State of Nevada as New Image Concepts, Inc.  On November 20, 2009, New Image Concepts, Inc. changed its name to Car Charging Group, Inc.

Car Charging, Inc., was incorporated as a Delaware corporation on September 3, 2009.  Car Charging Inc. was created to develop electric charging service facilities for the electric vehicle (EV) automobile market.  Pursuant to its business plan, Car Charging Inc. (or its affiliates) acquires and installs EV charging stations, and shares servicing fees received from customers that use the charging stations with the property owner(s), on a property by property basis.   Additionally, the Company sells hardware to others.  Car Charging, Inc., therefore, enters into individual arrangements for this purpose with various property owners, which may include, cities, counties, garage operators, hospitals, multi-family properties, shopping-malls and facility owner/operators.

During February, 2011, the Shareholders and Board of Directors authorized a decrease of our  issued and outstanding common stock, in the form of a reverse stock-split, on a one-for-fifty (1:50) basis (the “Reverse Stock-Split”).  There was no change to the authorized amount of shares or to the par value. All share and per share amounts included in the consolidated financial statements have been adjusted to reflect the effects of the Reverse Stock-Split.

Merger

On December 7, 2009, CCGI entered into a Share Exchange Agreement (the “Agreement”) among CCGI and Car Charging, Inc. (“CCI”)

Pursuant to the terms of the Agreement, CCGI agreed to issue an aggregate of 10,000,000 restricted shares of CCGI's common stock and 10,000,000 shares of its Series A Convertible Preferred Stock to the CCI Shareholders in exchange for all of the issued and outstanding shares of CCI.

The merger was accounted for as a reverse acquisition and recapitalization. CCI is the acquirer for accounting purposes and CCGI is the issuer. Accordingly, CCGI’s historical financial statements for periods prior to the acquisition become those of the acquirer retroactively restated for the equivalent number of shares issued in the merger. Operations prior to the merger are those of CCI.  From inception on September 3, 2009 until the merger date, December 7, 2009, CCI had minimal operations with no revenues. Earnings per share for the period prior to the merger are restated to reflect the equivalent number of shares outstanding.

The consolidated financial statements consist of CCGI and its wholly-owned subsidiaries, collectively referred to herein as the “Company” or “Car Charging.” All intercompany transactions and balances have been eliminated in consolidation.